Trade accounts payable (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Trade accounts payable.
Suppliers and contractors		$ 469,224	$ 286,264	$ 223,153
Customer advances		61,577	32,892	46,377
Statutory employee profit sharing		79,574	66,347	56,760
Trade accounts payable	$ 29,364	$ 610,375	$ 385,503	$ 326,290